Intangible Assets and Deferred Costs	12 Months Ended
Mar. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets and Deferred Costs

NOTE 8: — INTANGIBLE ASSETS AND DEFERRED COSTS

a.	Composition:

	March 31,
	2018	2017
Cost:
Product and distribution rights	$79,921	$77,224
Other deferred costs	—	186
	79,921	77,410
Accumulated amortization and impairment charges:
Product and distribution rights	72,829	71,157
Impairment	—	139
Other deferred costs	—	186
	72,829	71,482
	$7,092	$5,928

b.	Amortization expenses related to product and distribution rights were $1,769, $2,184 and $2,947 for the years ended March 31, 2018, 2017 and 2016, respectively.
c.	As of March 31, 2018, the estimated amortization expense of product and distribution rights for 2019 to 2023 is as follows: 2019—$885; 2020—$874; 2021—$850; 2022—$848; 2023—$795.
d.	The weighted-average amortization period for product rights is approximately 10 years.
e.

During the year ended March 31, 2018, the Company did not record any impairment charge.  During the year ended March 31, 2017, the Company recorded a $276 impairment charge primarily related to product rights.